Shareholder Report, Line Graph (Details) - USD ($)		4 Months Ended
	Oct. 24, 2023	Dec. 31, 2024	Dec. 31, 2023
C000244420
Account Value [Line Items]
Line Graph and Table Measure Name		Shares based on NAV
C000244421
Account Value [Line Items]
Line Graph and Table Measure Name		Shares based on NAV
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	$ 14,086	$ 11,267
Nasdaq 100 (Total Return, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq 100 (Total Return, Unhedged, USD)
Account Value	$ 10,000	14,392	11,433
Goldman Sachs Nasdaq-100 Core Premium Income ETF
Account Value [Line Items]
Account Value	$ 10,000	13,595	11,039
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	14,086	11,267
Goldman Sachs S&P 500 Core Premium Income ETF
Account Value [Line Items]
Account Value	$ 10,000	$ 13,436	$ 11,039